PREPAYMENTS, NET (Tables)	6 Months Ended
Jun. 30, 2025
PREPAYMENTS, NET
Schedule of prepayments net

	As of
	December 31, 2024	June 30, 2025
Prepayment for R&D	$13,296,763	$17,340,933
Prepayment for purchase of property and equipment	1,378,198	1,360,542
Prepayment for purchase of materials and others	3,305,963	4,634,380
Prepaid expense for others	319,196	1,006,706
Subtotal	18,300,120	24,342,561
Less: impairment loss	(4,867)	(4,959)
Subtotal, net	18,295,253	24,337,602
Less: Long term portion	(8,021,046)	(8,353,796)
Prepayments, net – current portion	$10,274,207	$15,983,806

Schedule of prepayments impairment loss

	For the six months ended June 30,
	2024	2025
Balance at the beginning of the period	$(5,002)	$(4,867)
Additions charged to the impairment loss	—	—
Foreign currency translation adjustments	114	(92)
Balance at the end of the period	$(4,888)	$(4,959)